RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

The Company currently has a License Agreement with IGL Pharma, Inc., an entity in which the Company’s Executive Chairman serves as President. Effective November 17, 2021, the Company amended the license agreement with IGL Pharma, Inc which adjusted milestone payment amounts during the course of the agreement term. Additionally, the Company issued 12,500 shares of the Company to IGL Pharma, Inc (see Note 12). The associated expense of $140,000 was recorded in Professional Fees.

The Company currently maintains an executive office in Florida, which is leased by an investment firm in which the Company’s General Counsel serves as an officer but does not hold any equity or voting rights. The Company has no formal agreement for this space and pays no rent.

During the year ended December 31, 2020, the Company received $250,000 from its equity method investee, EPH, as management fee revenue. The Company did not receive any revenue from EPH for any period in 2021. Due to the Separation Agreement disclosed in Note 4, management fee revenues received during 2020 have been presented on the statement of operations as discontinued operations (see Note 9 – Discontinued Operations). Management fee revenues were the Company’s primary source of revenue during the prior year.

In 2021, the Company paid to EPH $34,136 arising from notes payable and accrued interest which was included in notes payable-related parties in prior periods in the consolidated balance sheet.

During the year ended December 31, 2020, the Company received $45,500 of proceeds from short-term notes payable with officers and directors of the Company bearing interest at 10%. As of December 31, 2021, $7,500 of principal remains outstanding on certain of these short-term notes payable. During 2021, $23,000 of these short-term notes payable were converted into 23 shares of the Company’s Series B preferred stock at a conversion ratio of $1,000 per share and warrants to purchase 1,643 shares of common stock at an exercise price of $14.00 per share, which resulted in no gain or loss on conversion (see Note 9).

During the year ended December 31, 2021, the Company incurred $272,064 in legal fees with a law firm in which the Company’s audit committee chair is an employee. During the year ended December 31, 2020, the Company incurred $67,147 of legal services with this related party. As of December 31, 2021 and 2020, accounts payable and accrued expenses include $195,000 and $32,716 for legal fees due to the law firm for services, respectively.